Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000008867 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008867 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008867 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008867 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008867 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008867 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008867 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008867 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008867 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008867 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000008867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008867 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008867 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000008867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008867 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008867 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000008867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000008867 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008867 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153948 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153948 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153948 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153948 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153948 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153948 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153948 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153948 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153948 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000153948 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000153948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153948 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153948 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000153948 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153948 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153948 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000153948 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000153948 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153948 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153948 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153947 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153947 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153947 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153947 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153947 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153947 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153947 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153947 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153947 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000153947 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000153947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000153947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000153947 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000153947 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000153947 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000153947 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008868 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008868 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008868 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008868 [Member] | Carvana Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008868 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008868 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008868 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008868 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008868 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008868 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000008868 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008868 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008868 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000008868 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008868 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008868 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000008868 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000008868 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008868 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008868 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009189 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000009189 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009189 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000009189 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009189 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009189 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009189 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009189 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009189 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009189 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009189 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000009189 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000009189 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000009189 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000009189 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000009189 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009189 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009189 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009189 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009189 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009189 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009189 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223234 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000223234 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223234 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223234 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223234 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223234 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223234 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223234 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223234 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223234 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223234 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000223234 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000223234 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000223234 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000223234 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000223234 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223234 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223234 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223234 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223234 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223234 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223234 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223235 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000223235 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223235 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223235 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223235 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223235 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223235 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223235 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223235 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223235 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223235 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000223235 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000223235 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000223235 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000223235 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000223235 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223235 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223235 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223235 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223235 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223235 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223235 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223236 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000223236 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223236 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223236 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223236 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223236 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223236 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223236 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223236 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223236 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223236 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000223236 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000223236 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000223236 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000223236 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000223236 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223236 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223236 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223236 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223236 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223236 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223236 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000223233 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000223233 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223233 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000223233 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223233 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223233 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223233 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223233 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223233 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223233 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223233 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000223233 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000223233 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000223233 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000223233 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000223233 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000223233 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223233 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223233 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223233 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223233 [Member] | IT services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223233 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199364 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199364 [Member] | Nova Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199364 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199364 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199364 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199364 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199364 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199364 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199364 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000199364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000199364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199364 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009243 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009243 [Member] | Nova Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009243 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009243 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009243 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009243 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009243 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009243 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009243 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000009243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000009243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000009243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000009243 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199363 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199363 [Member] | Nova Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199363 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199363 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199363 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199363 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199363 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199363 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199363 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000199363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000199363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199363 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199366 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199366 [Member] | Nova Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199366 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199366 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199366 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199366 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199366 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199366 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199366 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000199366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000199366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199365 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199365 [Member] | Nova Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199365 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199365 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199365 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199365 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199365 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199365 [Member] | The Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199365 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000199365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000199365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000199365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199365 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069283 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069283 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000069283 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000069283 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000069283 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069283 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000069283 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000069283 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069283 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102118 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102118 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000102118 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000102118 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000102118 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102118 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000102118 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000102118 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000102118 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098166 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098166 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000098166 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000098166 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000098166 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098166 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000098166 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000098166 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000098166 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113512 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000113512 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000113512 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000113512 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000113512 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113512 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000113512 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000113512 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000113512 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128529 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128529 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000128529 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000128529 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000128529 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128529 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000128529 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000128529 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000128529 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106470 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000106470 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000106470 [Member] | Absolute return strategies Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000106470 [Member] | Alternative investment approaches Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000106470 [Member] | Alternative markets Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106470 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000106470 [Member] | Absolute return strategies Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000106470 [Member] | Alternative investment approaches Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000106470 [Member] | Alternative markets Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%